Shares (Details) - SEK (kr) kr in Thousands	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2018
Shares
Share capital	kr 3,990,000	kr 3,990,000
Number of shares	3,990,000
SEKETT AB
Shares
Share capital			kr 50
Book value	kr 0	kr 0
Number of shares	50	50